Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
2 5	CASH AND CASH EQUIVALENTS
The weighted average effective interest rate on bank deposits was 1.68% per annum for the year ended December 31, 2021 (2020: 1.69% per annum, 2019: 1.69% per annum).